Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories	Inventories of $10,578 and $11,415 in the accompanying balance sheets at December 31, 2015 and 2016, respectively relate to bunkers, lubricants and spare parts.